Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Millions	Total	Common Stock	Additional Paid In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Treasury Stock	Deferred Compensation-ESOPs and Other	Noncontrolling Interests
Balance at beginning of year (in shares) at Dec. 31, 2016		4,242,374				165,690
Balance at beginning of year at Dec. 31, 2016		$ 424	$ 11,182	$ 15,059	$ 2,673	$ (7,263)	$ 449	$ 1,508
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued (in shares)		0
Common shares issued		$ 0
Other			(81)
Net income (loss)	$ 30,550			30,101
Dividends declared ($2.435, $2.385, $2.335 per share)				(9,525)
Foreign currency translation adjustments	245				245
Unrealized gain (loss) on cash flow hedges	(31)				(31)
Unrealized gain (loss) on marketable securities	(14)				(14)
Defined benefit pension and postretirement plans	$ (214)				(214)
Other comprehensive loss					(14)
Employee plans (in shares)						2,787
Employee plans						$ 124
Shareowner plans (in shares)	2,800					5
Shareowner plans						$ 0
Restricted stock equity grant							157
Amortization							(190)
Total comprehensive income	$ 30,536							449
Distributions and other								(366)
Balance at end of year (in shares) at Dec. 31, 2017		4,242,374				162,898
Balance at end of year at Dec. 31, 2017	44,687	$ 424	11,101	35,635	2,659	$ (7,139)	416	1,591
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued (in shares)		49,060
Common shares issued		$ 5
Other			2,336
Net income (loss)	16,039			15,528
Dividends declared ($2.435, $2.385, $2.335 per share)				(9,853)
Foreign currency translation adjustments	(117)				(117)
Unrealized gain (loss) on cash flow hedges	55				55
Unrealized gain (loss) on marketable securities	1				1
Defined benefit pension and postretirement plans	$ (858)				(858)
Other comprehensive loss					(919)
Employee plans (in shares)						3,494
Employee plans						$ 153
Shareowner plans (in shares)	3,500					4
Shareowner plans						$ 0
Restricted stock equity grant							162
Amortization							(225)
Total comprehensive income	$ 15,120							511
Distributions and other								(581)
Balance at end of year (in shares) at Dec. 31, 2018		4,291,434				159,400
Balance at end of year at Dec. 31, 2018	54,710	$ 429	13,437	43,542	2,370	$ (6,986)	353	1,565
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued (in shares)		0
Common shares issued		$ 0
Other			(18)
Net income (loss)	19,788			19,265
Dividends declared ($2.435, $2.385, $2.335 per share)				(10,070)
Foreign currency translation adjustments	16				16
Unrealized gain (loss) on cash flow hedges	(736)				(736)
Unrealized gain (loss) on marketable securities	7				7
Defined benefit pension and postretirement plans	$ (659)				(659)
Other comprehensive loss					(1,372)
Employee plans (in shares)						3,790
Employee plans						$ 166
Shareowner plans (in shares)	3,800					4
Shareowner plans						$ 0
Restricted stock equity grant							140
Amortization							(271)
Total comprehensive income	$ 18,416							523
Distributions and other								(649)
Balance at end of year (in shares) at Dec. 31, 2019		4,291,434				155,606
Balance at end of year at Dec. 31, 2019	$ 62,835	$ 429	$ 13,419	$ 53,147	$ 998	$ (6,820)	$ 222	$ 1,440